UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22225

Arden Sage Multi-Strategy TEI

Institutional Fund, L.L.C.

(Exact name of registrant as specified in charter)

Arden Asset Management LLC

375 Park Avenue, 32nd Floor

New York, NY 10152

(Address of principal executive offices) (Zip code)

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-751-5252

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Item 1.	Schedule of Investments

Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C. (the “Fund”) invests substantially all of its assets in Arden Sage Multi-Strategy Master Fund, L.L.C. (the “Master Fund”). As of December 31, 2011, the Fund owned 13.7% of the Master Fund. The Master Fund’s schedule of investments in Portfolio Funds is listed below.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited)

December 31, 2011

Portfolio Fund	Cost	Value	%* of Members’ Capital	Liquidity**

Equity (L/S) - Variable Exposure:
Cobalt Partners L.P.	$11,214,029	$11,615,704	4.30%	Semi-Annually
Highbridge Long/Short Equity Fund, L.P.	5,753,210	5,514,626	2.04%	Quarterly
Highline Capital Partners QP, L.P.	6,813,421	7,192,530	2.67%	Quarterly
JHL Capital Group Fund Ltd	5,421,005	5,381,048	1.99%	Quarterly
Lakewood Capital Partners, L.P.	8,907,744	9,464,966	3.51%	Quarterly
Pennant Windward Offshore Fund, Ltd.	13,767,049	14,448,349	5.35%	Quarterly
PFM Diversified Fund, L.P.	9,266,035	9,368,526	3.47%	Quarterly
PFM Meritage Fund, L.P.	3,850,922	3,689,887	1.37%	Quarterly

Total Equity (L/S) - Variable Exposure	64,993,415	66,675,636	24.70%

Multi - Event Driven:
Elliott International, Ltd.	12,202,977	13,224,117	4.90%	Quarterly
Empyrean Capital Overseas Fund, Ltd.	7,966,493	7,349,030	2.72%	Quarterly
Eton Park Fund, L.P.	956,596	1,231,333	0.46%	Annually
Eton Park Overseas Ltd.	1,885,089	1,803,722	0.67%	Annually
Fir Tree Value Fund II, L.P.	10,576,696	11,419,174	4.23%	Quarterly
Greywolf Capital Overseas Fund	34,520	34,405	0.01%	‡
Greywolf Capital Partners II, L.P.(1)	64,550	54,728	0.02%	†
Magnetar SPV LLC	239,014	197,970	0.07%	†
Magnetar Capital Fund, L.P.(1)	309,805	284,365	0.10%	†
Magnetar Capital, Ltd.	656,574	651,203	0.24%	†
Perry Partners International	174,327	177,184	0.07%	†
Taconic Opportunities Fund, L.P.(1)	67,511	71,442	0.03%	‡
Wexford Offshore Spectrum Fund	48,611	46,626	0.02%	‡
Wexford Spectrum Fund I, L.P.(1)	146,306	147,403	0.05%	†

Total Multi - Event Driven	35,329,069	36,692,702	13.59%

Equity - Event:
Altima Global Special Situations Fund, Ltd.	1,608,465	1,546,550	0.57%	†
BHR Master Fund, Ltd.	6,732,742	7,493,538	2.78%	Quarterly
Broad Peak Fund, Ltd.	40,297	31,154	0.01%	†
Covalent Capital Partners (Offshore), L.P.	6,034,424	5,601,126	2.07%	Quarterly
Luxor Capital Partners, L.P.	9,086,992	8,952,005	3.32%	Quarterly
Montrica Global Opportunities Fund, L.P.(1)	415,236	365,209	0.13%	‡
Octavian Global Fund, L.P.	499,630	392,314	0.14%	‡
Octavian Global Fund, Ltd.	335,866	340,045	0.13%	‡
Owl Creek II L.P.	3,624,211	3,324,952	1.23%	Quarterly
Owl Creek Overseas Fund, Ltd.	1,703,568	1,714,811	0.64%	Quarterly
York European Opportunities Fund, L.P.	5,404,253	5,252,769	1.95%	Quarterly

Total Equity - Event	35,485,684	35,014,473	12.97%

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2011

Portfolio Fund	Cost	Value	%* of Members’ Capital	Liquidity**

Equity (L/S) - Sector/Region:
Artha Emerging Markets Fund, L.P.	$8,582,497	$8,229,946	3.05%	Quarterly
Criterion Horizons Fund, L.P.	11,950,194	12,866,180	4.76%	Monthly
Kylin Fund, L.P.	12,022,081	12,138,272	4.50%	Semi-Annually

Total Equity (L/S) - Sector/Region	32,554,772	33,234,398	12.31%

Equity (MN) - Fundamental/Trading:
Citadel Global Equities Fund, Ltd.	8,500,000	8,581,600	3.18%	Monthly
Level Global L.P.	87,458	90,391	0.03%	‡
Millennium International, Ltd.	8,500,000	8,717,274	3.23%	Quarterly

Total Equity (M/N) - Fundamental/Trading	17,087,458	17,389,265	6.44%

Discretionary Global:
Brevan Howard Emerging Markets Strategies Fund, L.P.	4,913,261	4,862,735	1.80%	Monthly
QFR Victoria Fund, Ltd.	6,450,070	6,669,413	2.47%	Quarterly
Woodbine Capital Fund, Ltd.	2,876,403	2,705,350	1.00%	Quarterly

Total Discretionary Global	14,239,734	14,237,498	5.27%

Stressed / Distressed Credit:
Cerberus International, Ltd.	2,528,135	2,642,864	0.98%	†
Cerberus SPV, LLC	3,901,985	3,562,273	1.32%	†
Credit Distressed Blue Line Fund, L.P.	624,425	719,695	0.27%	†
Credit Distressed Blue Line Offshore Fund, Ltd.	980,782	902,617	0.33%	†
York Credit Opportunities Fund, L.P.	5,228,698	5,770,408	2.14%	Semi-Annually

Total Stressed / Distressed Credit	13,264,025	13,597,857	5.04%

Fixed Income Relative Value:
Brevan Howard Fund, L.P.(1)	4,705,664	4,726,494	1.75%	Monthly
Pelagus Capital Fund Inc.	7,699,848	7,829,959	2.90%	Monthly
The Drake Absolute Return Fund, L.P.	286,714	266,445	0.10%	†

Total Fixed Income Relative Value	12,692,226	12,822,898	4.75%

Credit - Event:
Anchorage Capital Partners, L.P.	37,365	51,939	0.02%	‡
Dune Capital, L.P.(1)	215,409	155,326	0.06%	†
Dune Capital International, Ltd.	76,751	76,327	0.03%	‡
Fortress Value Recovery Fund I, Ltd.	32,198	30,155	0.01%	Illiquid
Redwood Domestic Fund, L.P.(1)	190,032	197,281	0.07%	‡
Redwood Offshore Fund, Ltd.	8,460,617	9,613,164	3.56%	Bi-Annually
Silver Point Capital Fund, L.P.(1)	784,427	930,628	0.34%	‡

Total Credit - Event	9,796,799	11,054,820	4.09%

Convertible Arbitrage:
Linden Investors, L.P.	8,644,095	8,302,949	3.08%	Quarterly

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2011

Portfolio Fund	Cost	Value	%* of Members’ Capital	Liquidity**

Tail Hedge:
Saba Capital Tail Hedge Offshore Fund, Ltd.	$3,500,000	$3,154,576	1.17%	Monthly

Multi - Relative Value:
Bennelong Asia Pacific Multi-Strategy Equity Fund, Ltd.(1)	548,908	613,030	0.23%	‡

Tactical / Other:
Sorin Offshore Fund, Ltd.	45,816	51,480	0.02%	†

Total Portfolio Funds	248,182,001	252,841,582	93.66%

Cash & Cash Equivalents:

SEI Daily Income Trust Treasury Fund, Cl A, 0.01%(2)	7,012,653	7,012,653	2.60%	Daily

Total Cash & Cash Equivalents	7,012,653	7,012,653	2.60%

Total Investments	$255,194,654	$259,854,235	96.26%

*	Percentages are based on Members’ Capital at the end of period of $269,960,961.
**	Liquidity terms shown apply after initial lock-up provisions.
†	Portfolio Fund is in the process of an orderly wind-down with the return of capital to investors. Final distribution dates cannot be estimated.
‡	The Master Fund’s remaining investment in the Portfolio Fund is a side pocket, which is in the process of liquidating. Final distribution dates cannot be estimated.
(1)	A portion of the Portfolio Fund is held by Arden Sage Multi-Strategy 1099 Blocker Fund, LLC, which is 100% owned by the Master Fund.
(2)	The rate shown is the 7-day effective yield as of December 31, 2011.

At December 31, 2011, the aggregate cost of investments for tax purposes was $248,182,001. Net unrealized appreciation on investments for tax purposes was $4,659,581 consisting of $8,890,589 of gross unrealized appreciation and $(4,231,008) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 93.66% of Members’ Capital, have been fair valued.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2011

The following table summarizes the valuation of the Master Fund’s investments fair value hierarchy levels as of December 31, 2011.

Investments by investment strategy	Level 1	Level 2	Level 3	Total
Equity (L/S) - Variable Exposure	$-	$49,678,884	$16,996,752	$66,675,636
Multi - Event Driven	-	11,419,173	25,273,529	36,692,702
Equity - Event	-	5,252,770	29,761,703	35,014,473
Equity (L/S) - Sector/Region	-	21,096,126	12,138,272	33,234,398
Equity (MN) - Fundamental/Trading	-	90,391	17,298,874	17,389,265
Discretionary Global	-	14,237,498	-	14,237,498
Stressed / Distressed Credit	-	902,617	12,695,240	13,597,857
Fixed Income Relative Value	-	7,829,959	4,992,939	12,822,898
Credit - Event	-	-	11,054,820	11,054,820
Convertible Arbitrage	-	8,302,949	-	8,302,949
Tail Hedge	-	3,154,576	-	3,154,576
Multi - Relative Value	-	-	613,030	613,030
Tactical / Other	-	-	51,480	51,480

Total investments by investment strategy	$-	$121,964,943	$130,876,639	$252,841,582

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments by investment strategy	Balance as of 3/31/11	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers out of strategy	Transfers into strategy	Transfers into Level 3	Transfers out of Level 3	Balance as of 12/31/11
Equity (L/S) - Variable Exposure	$10,732,463	$(110,171)	$(101,839)	$22,958,902	$(8,963,697)	$(4,084,906)	$-	$8,586,939	$(12,020,939)	$16,996,752
Multi - Event Driven	21,386,679	(5,609)	(2,541,888)	20,882,653	(779,628)	(7,726,491)	31,956	-	(5,974,143)	25,273,529
Equity - Event	-	(94,531)	785,643	28,963,711	(10,156,225)	-	7,334,752	2,928,353	-	29,761,703
Equity (L/S) - Sector/Region	-	-	(218,715)	8,272,081	-	-	4,084,906	-	-	12,138,272
Equity (MN) - Fundamental/Trading	25,551	-	301,665	17,000,000	-	-	-	-	(28,342)	17,298,874
Discretionary Global	-	476,260	(475,168)	-	(2,012,684)	-	1,508,694	502,898	-	-
Stressed / Distressed Credit	7,789,377	511,240	(810,656)	7,639,166	(2,178,635)	(3,762,050)	2,200,507	2,032,994	(726,703)	12,695,240
Fixed Income Relative Value	2,618,009	(2,367)	197,967	4,887,831	(13,627)	-	-	-	(2,694,874)	4,992,939
Credit - Event	2,778,141	(56,949)	278,368	6,911,525	(787,167)	(2,226,292)	4,157,194	-	-	11,054,820
Convertible Arbitrage	3,182,566	-	(504,457)	150,000	-	-	-	-	(2,828,109)	-
Multi - Relative Value	746,763	265,648	(267,059)	414,773	(533,720)	(13,375)	-	-	-	613,030
Tactical / Other	-	-	84	25,612	-	-	25,784	-	-	51,480
Macro	5,247,920	12,713	114,767	-	(162,713)	(1,530,679)	-	-	(3,682,008)	-

Total	$54,507,469	$996,234	$(3,241,288)	$118,106,254	$(25,588,096)	$(19,343,793)	$19,343,793	$14,051,184	$(27,955,118)	$130,876,639

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (concluded)

December 31, 2011

The amount of gains/(losses) included in gain/(loss) attributable to the change in unrealized gains/ (losses) relating to assets still held at 12/31/11

Equity (L/S) - Variable Exposure	$(94,209)
Multi - Event Driven	(996,029)
Equity - Event	(548,814)
Equity (L/S) - Sector/Region	(168,128)
Equity (MN) - Fundamental/Trading	298,874
Stressed / Distressed Credit	(124,859)
Fixed Income Relative Value	30,251
Credit - Event	(1,239,517)
Convertible Arbitrage	(684,567)
Multi - Relative Value	73,509
Tactical / Other	287

$(3,453,202)

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. The net Level 3 transfers in/(out) noted above are due to a change in liquidity of the underlying Portfolio Funds between the measurement dates. The Master Fund did not have any transfers between Level 1 and Level 2 during the period ended December 31, 2011.

In accordance with a 2009 amendment to the Topic 820 of the Financial Accounting Standards Board codification, if a reporting entity has the ability to redeem its investment in a Portfolio Fund at the measurement date or within the near-term then the investment is deemed to be a Level 2 investment.

For information regarding the Master Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund’s most recent semi-annual financial statements.

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.

By (Signature and Title)*	/s/ Craig Krawiec
Craig Krawiec
Chief Executive Officer

Date: February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig Krawiec
Craig Krawiec
Chief Executive Officer

Date: February 29, 2012

By (Signature and Title)*	/s/ Andrew Katz
Andrew Katz
Chief Financial Officer

Date: February 29, 2012

*	Print the name and title of each signing officer under his or her signature.